Schedules of Investments As of October 31, 2022

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.97% of Total Net Assets
230,239 Troy Oz.	Gold bullion (a)	$376,647,612
95,000 Coins	One-ounce gold coins (a)	165,202,000

	Total Gold Assets (identified cost $360,257,512)	$541,849,612

	SILVER ASSETS — 4.84% of Total Net Assets
6,859,755 Troy Oz.	Silver bullion (a)	$131,192,816

	Total Silver Assets (identified cost $111,034,044)	$131,192,816

Principal Amount
	SWISS FRANC ASSETS — 7.49% of Total Net Assets
CHF 35,000,000	4.000% Swiss Confederation Bonds, 02-11-23	35,300,645
CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	60,668,098
CHF 60,000,000	1.500% Swiss Confederation Bonds, 07-24-25	61,417,087
CHF 45,000,000	1.250% Swiss Confederation Bonds, 05-28-26	45,831,378

	Total Swiss Franc Assets (identified cost $220,471,268)	$203,217,208

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 20.50% of Total Net Assets

	NATURAL RESOURCES — 10.22% of Total Net Assets
175,000	APA Corporation	$7,955,500
150,000	BHP Group, Ltd. (b)	7,173,000
1,250,000	Birchcliff Energy, Ltd.	9,737,500
125,000	BP, p.l.c. (b)	4,160,000
500,000	Cameco Corporation	11,860,000
125,000	Canadian Natural Resources Ltd.	7,492,500
125,000	Chevron Corporation	22,612,500
125,000	ConocoPhillips	15,761,250
400,000	Devon Energy Corporation	30,940,000
125,000	Exxon Mobil Corporation	13,851,250
2,300,000	Freeport-McMoRan, Inc.	72,887,000
400,000	Murphy Oil Corporation	19,404,000
125,000	Nutrien, Ltd.	10,562,500
175,000	Occidental Petroleum Corporation	12,705,000
100,000	Occidental Petroleum Corporation warrants (a)	5,060,000
175,000	Ovintiv, Inc.	8,863,750
150,000	Rio Tinto p.l.c (b)	8,002,500
500,000	South32 Limited (b)	5,700,000
200,000	Vale S.A. (b)	2,588,000

		$277,316,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 10.28% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,435,000
60,000	AvalonBay Communities, Inc.	10,507,200
60,000	Boston Properties, Inc.	4,362,000
200,000	Centerspace	13,860,000
75,000	Digital Realty Trust, Inc.	7,518,750
125,000	Duke Realty Corporation	2,386,250
60,000	Essex Property Trust, Inc.	13,334,400
100,000	Federal Realty Investment Trust	9,898,000
900,000	Franklin Street Properties Corporation	2,592,000
150,000	Highwoods Properties, Inc.	4,234,500
250,000	Kimco Realty Corporation	5,345,000
400,000	Outfront Media, Inc.	7,220,000
184,375	Prologis, Inc.	20,419,531
125,000	Regency Centers Corporation	7,563,750
100,000	Simon Property Group, Inc.	10,898,000
55,000	Texas Pacific Land Corporation	126,712,850
125,000	UDR, Inc.	4,970,000
250,000	UMH Properties, Inc.	4,385,000
200,000	Urstadt Biddle Properties, Inc.	3,792,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,370,000
100,000	Vornado Realty Trust	2,359,000
150,000	Weyerhaeuser Company	4,639,500

		$278,802,731

	Total Real Estate and Natural Resource Stocks (identified cost $307,546,057)	$556,118,981

	AGGRESSIVE GROWTH STOCKS — 17.58% of Total Net Assets

	AEROSPACE — 1.35% of Total Net Assets
75,000	Lockheed Martin Corporation	$36,501,000

		$36,501,000

	CHEMICALS — 1.32% of Total Net Assets
70,000	Air Products & Chemicals, Inc.	$17,528,000
65,000	Albemarle Corporation	18,191,550

		$35,719,550
	COMPUTER SOFTWARE & SERVICES — 1.46% of Total Net Assets
70,000	Autodesk, Inc. (a)	$15,001,000
1,200,000	Palantir Technologies, Inc. Class A (a)	10,548,000
190,000	Twilio, Inc. Class A (a)	14,130,300

		$39,679,300
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.81% of Total Net Assets
45,000	Broadcom, Inc.	$21,155,400
250,000	Intel Corporation	7,107,500
155,000	NVIDIA Corporation	20,920,350

		$49,183,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .87% of Total Net Assets
250,000	HF Sinclair Corporation	$15,292,500
80,000	Phillips 66	8,343,200

		$23,635,700
	ENGINEERING & CONSTRUCTION — .57% of Total Net Assets
175,000	Fluor Corporation (a)	$5,295,500
125,000	Lennar Corporation Class A	10,087,500

		$15,383,000
	ENTERTAINMENT & LEISURE — 1.11% of Total Net Assets
75,000	Disney (Walt) Company (a)	$7,990,500
190,000	Meta Platforms, Inc. Class A (a)	17,700,400
70,000	Wynn Resorts, Ltd.	4,473,000

		$30,163,900
	FINANCIAL SERVICES — 2.59% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$6,021,000
95,000	First Republic Bank	11,409,500
500,000	KeyCorp	8,935,000
170,000	Morgan Stanley	13,968,900
170,000	Schwab (Charles) Corporation	13,543,900
80,000	State Street Corporation	5,920,000
50,000	Visa, Inc. Class A	10,358,000

		$70,156,300
	MANUFACTURING — 2.15% of Total Net Assets
80,000	Agilent Technologies, Inc.	$11,068,000
80,000	Illinois Tool Works, Inc.	17,082,400
80,000	IPG Photonics Corporation (a)	6,852,800
80,000	Parker-Hannifin Corporation	23,249,600

		$58,252,800
	MATERIALS — .65% of Total Net Assets
135,000	Nucor Corporation	$17,736,300

		$17,736,300
	PHARMACEUTICALS — .86% of Total Net Assets
75,000	Amgen, Inc.	$20,276,250
500,000	Atara Biotherapeutics, Inc. (a)	2,330,000
300,000	Personalis, Inc. (a)	801,000

		$23,407,250
	RETAIL — 1.38% of Total Net Assets
60,000	Costco Wholesale Corporation	$30,090,000
60,000	Williams-Sonoma, Inc.	7,429,800

		$37,519,800
	TRANSPORTATION — 1.46% of Total Net Assets
200,000	Canadian Pacific Railway Limited	$14,898,000
75,000	FedEx Corporation	12,021,000
75,000	Ryder System, Inc.	6,038,250
250,000	Uber Technologies, Inc. (a)	6,642,500

		$39,599,750

	Total Aggressive Growth Stocks (identified cost $315,926,230)	$476,937,900

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 28.83% of Total Net Assets

	CORPORATE BONDS — 26.60% of Total Net Assets

	ADVERTISING & MARKETING — .27% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$7,326,158

		$7,326,158
	AEROSPACE — .84% of Total Net Assets
12,486,000	3.850% L3Harris Technologies, Inc., 06-15-23	$12,394,984
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,180,724
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,151,284

		$22,726,992
	CHEMICALS — .35% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$9,494,085

		$9,494,085
	COMMUNICATIONS SERVICES — .12% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,297,054

		$3,297,054
	COMPUTER SOFTWARE & SERVICES — 1.57% of Total Net Assets
11,500,000	4.150% Trimble, Inc., 06-15-23	$11,420,374
31,803,000	4.750% Trimble, Inc., 12-01-24	31,278,410

		$42,698,784
	CONSUMER PRODUCTS — 4.40% of Total Net Assets
40,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	$38,197,260
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,574,967
5,640,000	7.125% Conagra Brands, Inc., 10-01-26	5,920,017
5,000,000	3.650% General Mills, Inc., 02-15-24	4,928,752
16,500,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	14,820,086
1,200,000	3.500% McCormick & Company, Inc., 09-01-23	1,181,652
10,870,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,237,899
27,500,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	22,191,483
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,184,674

		$119,236,790
	ENERGY SERVICES & PROCESSING — .63% of Total Net Assets
5,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$5,002,125
5,000,000	2.625% HF Sinclair Corporation, 10-01-23	4,790,125
7,500,000	4.000% Schlumberger Holdings Corporation, 12-21-25 (c)	7,224,919

		$17,017,169
	ENGINEERING & CONSTRUCTION — 1.09% of Total Net Assets
6,207,000	4.750% D.R. Horton, Inc., 02-15-23	$6,195,061
12,500,000	2.500% D.R. Horton, Inc., 10-15-24	11,774,725
5,000,000	4.750% Lennar Corporation, 11-29-27	4,626,530
7,000,000	5.500% PulteGroup, Inc., 03-01-26	6,870,290

		$29,466,606

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 4.63% of Total Net Assets
$7,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$7,398,754
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	7,134,315
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,695,982
15,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	14,560,425
6,000,000	4.250% Associated Banc-Corp, 01-15-25	5,800,851
6,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	5,724,758
5,194,000	5.375% Citadel, L.P., 01-17-23 (c)	5,183,235
10,000,000	3.650% Fifth Third Bancorp, 01-25-24	9,791,915
15,000,000	3.550% First Horizon Corporation, 05-26-23	14,838,248
12,500,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	12,197,669
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	1,995,639
15,500,000	3.750% Lazard Group, LLC, 02-13-25	14,904,591
15,000,000	3.500% SVB Financial Group, 01-29-25	14,215,530
4,500,000	.700% UBS Group, AG, 08-09-24 (c)	4,134,242

		$125,576,154
	INFORMATION SERVICES — .38% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,782,918
5,500,000	6.625% Relx, Inc., 10-15-23 (c)	5,548,422

		$10,331,340
	INSURANCE — .98% of Total Net Assets
5,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	$4,745,240
9,000,000	4.350% Kemper Corporation, 02-15-25	8,670,029
3,246,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	3,275,779
7,500,000	4.400% Mercury General Corporation, 03-15-27	6,882,926
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	2,993,837

		$26,567,811
	MANUFACTURING — 1.01% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$13,386,765
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,170,600
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,793,240

		$27,350,605
	MATERIALS — .74% of Total Net Assets
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	$6,937,500
6,500,000	4.500% Vulcan Materials Company, 04-01-25	6,362,112
7,535,000	3.000% WRKCO, Inc., 09-15-24	7,169,470

		$20,469,082
	NATURAL RESOURCES — 2.06% of Total Net Assets
20,000,000	2.950% Canadian Natural Resources Ltd., 01-15-23	$19,917,230
4,500,000	3.900% Cimarex Energy Company, 05-15-27	4,046,940
20,000,000	4.250% Mosaic Company, 11-15-23	19,778,460
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	7,699,526
4,779,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	4,345,631

		$55,787,787
	PHARMACEUTICALS — .31% of Total Net Assets
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	$6,192,644
2,169,000	4.400% Takeda Pharmaceutical Company, Limited, 11-26-23	2,148,887

		$8,341,531

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 4.48% of Total Net Assets
$12,500,000	3.950% Brandywine Operating Partnership, L.P., 02-15-23	$12,439,975
4,838,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	4,642,883
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,328,185
10,000,000	2.000% Corporate Office Properties, L.P., 01-15-29	7,482,455
3,500,000	2.625% Equinix, Inc., 11-18-24	3,295,687
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,467,235
4,575,000	1.250% Federal Realty Investment Trust, 02-15-26	3,984,997
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	6,699,829
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	7,822,241
8,000,000	3.850% Kimco Realty Corporation, 06-01-25	7,598,208
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,410,520
4,500,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	4,450,664
9,500,000	4.450% Piedmont Operating Partnership, L.P., 03-15-24	9,323,404
10,000,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	9,849,505
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,277,180
12,500,000	3.625% Site Centers Corporation, 02-01-25	11,684,637
5,270,000	2.950% UDR, Inc., 09-01-26	4,756,539

		$121,514,144
	RETAIL — .62% of Total Net Assets
5,723,000	1.750% Advance Auto Parts, Inc., 10-01-27	$4,682,928
12,500,000	3.500% AutoNation, Inc., 11-15-24	12,016,137

		$16,699,065
	TRANSPORTATION — .73% of Total Net Assets
6,500,000	2.875% Kansas City Southern, 11-15-29	$5,504,392
7,750,000	4.250% Penske Truck Leasing Company, L.P., 01-17-23 (c)	7,730,133
7,025,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (c)	6,675,295

		$19,909,820
	UTILITIES — 1.39% of Total Net Assets
12,720,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (c)	$12,565,019
4,000,000	4.250% Black Hills Corporation, 11-30-23	3,952,210
4,010,000	2.100% Georgia Power Company, 07-30-23	3,917,708
7,500,000	5.200% National Fuel Gas Company, 07-15-25	7,348,451
3,000,000	.800% WEC Energy Group, Inc., 03-15-24	2,814,432
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,123,792

		$37,721,612

		$721,532,589

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 2.23% of Total Net Assets
$20,000,000	United States Treasury bonds .750%, 11-15-24	$18,539,796
20,000,000	United States Treasury bonds 6.000%, 02-15-26	20,904,663
20,000,000	United States Treasury bonds 5.250%, 11-15-28	20,954,056

		$60,398,515

	Total Dollar Assets (identified cost $837,056,872)	$781,931,104

	Total Portfolio — 99.21% of total net assets (identified cost $2,152,291,983) (e)	$2,691,247,621
	Other assets, less liabilities (.79% of total net assets)	21,520,530

	Net assets applicable to outstanding shares	$2,712,768,151

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2022, these securities amounted to $153,975,246, or 5.68% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 101.97% of Total Net Assets
$1,800,000	United States Treasury notes .125%, 05-31-23	$1,753,892
2,000,000	United States Treasury notes .250%, 9-30-23	1,921,451
1,850,000	United States Treasury notes 2.500%, 05-31-24	1,790,284
2,000,000	United States Treasury notes .625%, 10-15-24	1,856,154
1,800,000	United States Treasury notes 1.500%, 10-31-24	1,696,986
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,401,987
1,800,000	United States Treasury notes 2.625%, 04-15-25	1,723,471

	Total Portfolio — 101.97% of total net assets (identified cost $12,586,552)(b)	$12,144,225
	Other assets, less liabilities (1.97% of total net assets)	(234,790)

	Net assets applicable to outstanding shares	$11,909,435

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 88.27% of Total Net Assets

	ADVERTISING & MARKETING — 1.24% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$976,821

		$976,821
	AEROSPACE — .21% of Total Net Assets
170,000	3.850% L3Harris Technologies, Inc., 06-15-23	$168,730

		$168,730
	COMPUTER SOFTWARE & SERVICES — 5.95% of Total Net Assets
1,750,000	4.150% Trimble, Inc., 06-15-23	$1,737,883
3,000,000	4.750% Trimble, Inc., 12-01-24	2,950,515

		$4,688,398
	CONSUMER PRODUCTS — 14.17% of Total Net Assets
5,650,000	3.222% B.A.T. Capital Corporation, 08-15-24	$5,395,363
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,049,649
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,266,388
500,000	2.250% Suntory Holdings, Ltd., 10-16-24 (a)	463,702

		$11,175,102
	ENERGY SERVICES & PROCESSING — 10.03% of Total Net Assets
1,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$1,000,425
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	4,990,349
2,000,000	2.625% HF Sinclair Corporation, 10-01-23	1,916,050

		$7,906,824
	ENGINEERING & CONSTRUCTION — 2.52% of Total Net Assets
1,000,000	5.875% Lennar Corporation, 11-15-24	$1,004,233
1,000,000	5.500% PulteGroup, Inc., 03-01-26	981,470

		$1,985,703
	FINANCIAL SERVICES — 13.10% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$951,242
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	820,800
2,000,000	5.375% Citadel, L.P., 01-17-23 (a)	1,995,855
1,000,000	3.550% First Horizon Corporation, 05-26-23	989,217
1,000,000	4.100% ING Groep NV, 10-02-23	985,922
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	261,450
4,500,000	3.750% Lazard Group, LLC, 02-13-25	4,327,139

		$10,331,625
	INSURANCE — 10.01% of Total Net Assets
125,000	6.625% Alleghany Corporation, 5-15-30	$111,250
1,000,000	4.500% Brown & Brown, Inc., 03-15-29	916,653
2,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	1,898,096
3,000,000	4.350% Kemper Corporation, 02-15-25	2,890,009
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,606,016
750,000	7.450% Phoenix Companies, Inc., 01-15-32	472,500

		$7,894,524

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 2.95% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$342,900
2,000,000	4.625% Kennametal, Inc., 06-15-28	1,834,120
152,000	4.550% Keysight Technologies, Inc., 10-30-24	148,974

		$2,325,994
	MATERIALS — 1.20% of Total Net Assets
$1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$950,000

		$950,000
	MEDICAL DEVICES — .78% of Total Net Assets
750,000	5.493% Haemonetics Corporation, 03-01-26 (a)(b)(c)	$617,003

		$617,003
	NATURAL RESOURCES — 4.72% of Total Net Assets
750,000	3.900% Cimarex Energy Company, 05-15-27	$674,490
229,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	203,576
1,000,000	6.950% Occidental Petroleum Corporation, 07-01-24	1,026,604
2,000,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	1,818,636

		$3,723,306
	PHARMACEUTICALS — .43% of Total Net Assets
350,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$339,897

		$339,897
	REAL ESTATE— 12.98% of Total Net Assets
1,500,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,439,505
500,000	7.600% First Industrial, L.P., 07-15-28	522,997
1,000,000	4.450% Kimco Realty Corporation, 01-15-24	986,785
1,000,000	3.850% Kimco Realty Corporation, 06-01-25	949,776
1,000,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	$989,036
3,250,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,201,089
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,141,577

		$10,230,765
	RESTAURANTS — .38% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$296,250

		$296,250
	RETAIL — 2.44% of Total Net Assets
2,000,000	3.500% AutoNation, Inc., 11-15-24	$1,922,582

		$1,922,582
	TRANSPORTATION — 1.51% of Total Net Assets
1,250,000	2.900% Canadian Pacific Railway Limited, 02-01-25	$1,188,931

		$1,188,931

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 3.65% of Total Net Assets
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	$478,643
1,500,000	3.750% National Fuel Gas Company, 03-01-23	1,486,947
500,000	7.375% National Fuel Gas Company, 06-13-25	513,139
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	396,025

		$2,874,754

	Total Corporate Bonds (identified cost $75,953,588)	$69,597,209

Number of Shares		Market Value
	PREFERRED STOCKS — 11.90% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.36% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (e)	$837,000
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (e)	850,950
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (e)	177,000

		$1,864,950
	FINANCIAL SERVICES — 4.56% of Total Net Assets
2,990	5.625% Associated Banc-Corp, Preferred Class F (f)	$68,979
50,000	5.000% Capital One Financial Corporation, Preferred Class I (f)	926,500
5,284	7.250% Compass Diversified Holdings, Preferred Class A (f)	110,277
42,500	7.875% Compass Diversified Holdings, Preferred Class C (e)	984,300
10,000	6.000% Merchants Bancorp, Preferred Class C (f)	219,900
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (f)	275,550
25,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class A, 02-07-26	576,250
25,000	4.875% Washington Federal, Inc., Preferred Class A (f)	435,750

		$3,597,506

	INSURANCE — .48% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(d)(f)	$376,458

		$376,458

	MANUFACTURING — 1.37% of Total Net Assets
40,000	10.625% Wesco International, Inc., Preferred Class A (d)(e)	$1,080,000

		$1,080,000

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 3.13% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (e)	$893,790
20,000	6.250% Urstadt Biddle Properties, Inc., Preferred Class H (e)	387,000
65,000	5.875% Urstadt Biddle Properties, Inc., Preferred Class K (e)	1,186,250

		$2,467,040

	Total Preferred Stocks (identified cost $11,628,525)	$9,385,954

	Total Portfolio — 100.17% of total net assets (identified cost $87,582,113) (g)	$78,983,163
	Other assets, less liabilities (.17% of total net assets)	(134,392)

	Net assets applicable to outstanding shares	$78,848,771

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2022, these securities amounted to $10,477,540, or 13.29% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2022.
	(e) Cumulative, perpetual preferred stock.
	(f) Non-cumulative, perpetual preferred stock.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 96.11% of Total Net Assets

	AEROSPACE — 5.47% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,460,040

		$1,460,040
	CHEMICALS — 5.96% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$751,200
3,000	Albemarle Corporation	839,610

		$1,590,810
	COMPUTER SOFTWARE & SERVICES — 7.03% of Total Net Assets
4,000	Autodesk, Inc. (a)	$857,200
40,000	Palantir Technologies, Inc. Class A (a)	351,600
9,000	Twilio, Inc. Class A (a)	669,330

		$1,878,130
	ELECTRICAL EQUIPMENT & ELECTRONICS — 12.06% of Total Net Assets
2,500	Broadcom, Inc.	$1,175,300
15,000	Intel Corporation	426,450
12,000	NVIDIA Corporation	1,619,640

		$3,221,390
	ENERGY SERVICES & PROCESSING — 3.44% of Total Net Assets
15,000	HF Sinclair Corporation	$917,550

		$917,550
	ENGINEERING & CONSTRUCTION — 2.30% of Total Net Assets
7,000	Fluor Corporation (a)	$211,820
5,000	Lennar Corporation Class A	403,500

		$615,320
	ENTERTAINMENT & LEISURE — 4.94% of Total Net Assets
5,000	Disney (Walt) Company (a)	$532,700
5,000	Meta Platforms, Inc. Class A (a)	465,800
5,000	Wynn Resorts, Ltd.	319,500

		$1,318,000
	FINANCIAL SERVICES — 14.18% of Total Net Assets
11,000	Affirm Holdings, Inc. Class A (a)	$220,770
5,000	First Republic Bank	600,500
20,000	KeyCorp	357,400
10,000	Morgan Stanley	821,700
10,000	Schwab (Charles) Corporation	796,700
5,000	State Street Corporation	370,000
3,000	Visa, Inc. Class A	621,480

		$3,788,550
	MANUFACTURING — 8.18% of Total Net Assets
3,000	Agilent Technologies, Inc.	$415,050
3,000	Illinois Tool Works, Inc.	640,590
3,000	IPG Photonics Corporation (a)	256,980
3,000	Parker-Hannifin Corporation	871,860

		$2,184,480

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2022 (Unaudited)

Number of Shares		Market Value
	MATERIALS — 1.97% of Total Net Assets
4,000	Nucor Corporation	$525,520

		$525,520
	NATURAL RESOURCES — 15.30% of Total Net Assets
80,000	Birchcliff Energy, Ltd.	$623,200
80,000	Freeport-McMoRan, Inc.	2,535,200
5,000	Nutrien, Ltd.	422,500
10,000	Ovintiv, Inc.	506,500

		$4,087,400
	PHARMACEUTICALS — 3.57% of Total Net Assets
3,000	Amgen, Inc.	$811,050
25,000	Atara Biotherapeutics, Inc. (a)	116,500
10,000	Personalis, Inc. (a)	26,700

		$954,250
	RETAIL — 7.01% of Total Net Assets
2,500	Costco Wholesale Corporation	$1,253,750
5,000	Williams-Sonoma, Inc.	619,150

		$1,872,900
	TRANSPORTATION — 4.70% of Total Net Assets
5,000	Canadian Pacific Railway Limited	$372,450
3,000	FedEx Corporation	480,840
5,000	Ryder System, Inc.	402,550

		$1,255,840

	Total Portfolio — 96.11% of total net assets (identified cost $10,673,993) (b)	$25,670,180
	Liabilities, less other assets (3.89% of total net assets)	1,039,206

	Net assets applicable to outstanding shares	$26,709,386

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2022 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2022 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 468,645,719	$ —	$ 356	$ 17,197,928
Investments other than securities	201,750,872	—	—	—

	670,396,591	—	356	17,197,928
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(131,440,953)	(442,327)	(8,599,306)	(2,201,741)
Investments other than securities	—	—	—	—

	(131,440,953)	(442,327)	(8,599,306)	(2,201,741)

Net unrealized appreciation (depreciation) of investments	$ 538,955,638	$ (442,327)	$ (8,598,950)	$ 14,996,187

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2022 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2022 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2022. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2022 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$541,849,612	$—	$—	$541,849,612
Silver assets	131,192,816	—	—	131,192,816
Swiss franc assets	—	203,217,208	—	203,217,208
Real estate and natural resource stocks	556,118,981	—	—	556,118,981
Aggressive growth stocks †	476,937,900	—	—	476,937,900
Dollar assets:
Corporate bonds †	—	721,532,589	—	721,532,589
United States Treasury securities	—	60,398,515	—	60,398,515

Total Portfolio	$1,706,099,309	$985,148,312	$—	$2,691,247,621

	63.39%	36.61%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$12,144,225	$—	$12,144,225

Total Portfolio	$—	$12,144,225	$—	$12,144,225

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$6,887,999	$62,709,210	$—	$69,597,209
Preferred stocks †	9,009,496	376,458	—	9,385,954

Total Portfolio	$15,897,495	$63,085,668	$—	$78,983,163

	20.13%	79.87%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$25,670,180	$—	$—	$25,670,180

Total Portfolio	$25,670,180	$—	$—	$25,670,180

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of October 31, 2022

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/22

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2022 Permanent Portfolio Family of Funds. All rights reserved.